CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2014		¥ 761,844		¥ 6,120		¥ 878,385		¥ 24,201		¥ (153,592)		¥ 7,065		¥ 762,179		¥ (335)
Balance (Shares) at Dec. 31, 2014 | shares				100,000,000	100,000,000
Share-based compensation(Note 16)		0
Appropriation of statutory reserves		0		¥ 0		0		1,669		(1,669)		0		0		0
Capital contribution from a non-controlling interest shareholder		98		0		0		0		0		0		0		98
Net income (loss)		(31,741)		0		0		0		(26,285)		0		(26,285)		(5,456)
Other comprehensive income (loss)		21,124		0		0		0		0		21,124		21,124		0
Balance at Dec. 31, 2015		751,325		¥ 6,120		878,385		25,870		(181,546)		28,189		757,018		(5,693)
Balance (Shares) at Dec. 31, 2015 | shares				100,000,000	100,000,000
Share-based compensation(Note 16)		0
Appropriation of statutory reserves		0		¥ 0		0		6,641		(6,641)		0		0		0
Distribution to shareholders	[1]	(426,016)		0		(426,016)		0		0		0		(426,016)		0
Net income (loss)		50,843		0		0		0		53,923		0		53,923		(3,080)
Other comprehensive income (loss)		22,275		0		0		0		0		22,275		22,275		0
Balance at Dec. 31, 2016		398,427		¥ 6,120		452,369		32,511		(134,264)		50,464		407,200		(8,773)
Balance (Shares) at Dec. 31, 2016 | shares				100,000,000	100,000,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs		437,829		¥ 662		437,167		0		0		0		437,829		0
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs (in shares) | shares				10,000,000	10,000,000
Share-based compensation(Note 16)		95,307	$ 14,648	¥ 0		95,307		0		0		0		95,307		0
Appropriation of statutory reserves		0		0		0		13,855		(13,855)		0		0		0
Distribution to shareholders	[2]	(571,807)		0		(452,369)		0		(119,438)		0		(571,807)		0
Net income (loss)		(53,600)	(8,238)	0		0		0		(47,974)		0		(47,974)		(5,626)
Other comprehensive income (loss)		(10,424)	(1,602)	0		0		0		0		(10,424)		(10,424)		0
Balance at Dec. 31, 2017		¥ 295,732	$ 45,453	¥ 6,782	$ 1,042	¥ 532,474	$ 81,840	¥ 46,366	$ 7,126	¥ (315,531)	$ (48,496)	¥ 40,040	$ 6,154	¥ 310,131	$ 47,666	¥ (14,399)	$ (2,213)
Balance (Shares) at Dec. 31, 2017 | shares				110,000,000	110,000,000

[1]	On April 21, 2016 and September 12, 2016, the Board of Directors approved cash distributions that was paid by the Company to the shareholders amounting to US$10,996 and US$53,000, respectively.
[2]	On September 18, 2017, the Board of Directors approved cash distributions that was paid by the Company to the sole shareholder amounting to US$87,000.